Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

The Partnership and its subsidiaries have related party transactions, including vessels acquisitions, with CMTC which is a related party unit holder. The Partnership and its subsidiaries have also related party transactions with the Manager arising from certain terms of the following three different types of management agreements.

1.Fixed fee management agreement: At the time of the completion of its Initial Public Offering (“IPO”), the Partnership entered into an agreement with its Manager, according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels’ operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. For the years ended December 31, 2018, 2017 and 2016 management fees under the fixed fee management agreement amounted to $117, $488 and $981, respectively. The Partnership also pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the Manager to remain in compliance with the oil majors’ requirements, including vetting requirements. Since July 2018 none of the Partnership’s vessel was operated under fixed fee management agreement;

2.Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses per managed vessel. Under the terms of this agreement, the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the years ended December 31, 2018, 2017 and 2016 management fees under the floating fee management agreement amounted to $11,483, $10,100 and $8,865, respectively; and

3.Crude management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude Carriers Corp. and its subsidiaries (“Crude”). Three of the five crude tanker vessels that the Partnership acquired at the time of the completion of the merger with Crude continue to be managed under a management agreement entered into in March 2010 with the Manager, whose initial term expires on December 31, 2020. Under the terms of this agreement the Partnership compensates the Manager for all of its expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. For the years ended December 31, 2018, 2017 and 2016 management fees under the crude management agreement amounted to $1,065, $1,041 and $1,020, respectively. Prior to January 1, 2017 the Partnership paid its Manager the following fees:

(a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;

(b) a sale & purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired/disposed by Crude; and

(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.

Effective from January 1, 2017 the Manager agreed to waive going forward (i) the sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of the three vessels and (ii) the commercial services fee equal to 1.25% of all gross charter revenues generated by each of the three vessels for commercial services rendered. For the year ended December 31, 2016, such commercial services amounted to $360 and are included in “Voyage expenses – related party” in the accompanying consolidated statement of comprehensive (loss) / income.

The Manager has the right to terminate the Crude management agreement and, under certain circumstances, could receive substantial sums in connection with such termination. In March 2018 this termination fee was adjusted to $10,347 from $10,124.

All the above three agreements constitute the “Management Agreements” and the related management fees are included in “Vessel operating expenses – related party” in the accompanying consolidated statements of comprehensive (loss) / income.

On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, and other administrative services. Also the Partnership reimburses the Manager and its general partner, Capital GP L.L.C. (the “CGP”) for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income. In January 2016, the Partnership amended the executive services agreement with CGP according to which CGP provides certain executive officers services for the management of the Partnership’s business as well as investor relation and corporate support services to the Partnership. For the years ended December 31, 2018, 2017 and 2016 such fees amounted to $1,688 for each year and are included in “General and administrative expenses” in the consolidated statements of comprehensive (loss) / income.

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of December 31, 2018	As of December 31, 2017
Liabilities:
CSM – payments on behalf of the Partnership (a)	$ 16,638	$ 13,218
Management fee payable to CSM (b)	1,104	1,016

Due to related parties	$ 17,742	$14,234
Deferred revenue – current (e)	—	2,829

Total liabilities	$ 17,742	$17,063

	For the year ended December 31,
Consolidated Statements of Income	2018	2017	2016
Revenues (c)	$ 14,044	$44,653	$36,026
Voyage expenses	—	—	360
Vessel operating expenses	12,665	11,629	10,866
General and administrative expenses (d)	1,922	1,983	2,076

(a) CSM—Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Manager on behalf of the Partnership and its subsidiaries.

(b) Management fee payable to CSM: The amount outstanding as of December 31, 2018 and 2017 represents the management fee payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.

(c) Revenues: The following table includes information regarding the charter agreements that were in place between the Partnership and CMTC and its subsidiaries during 2018 and 2017.

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Arionas	1.0	01/2017	05/2018	$11.0 ($10.9)
M/T Amore Mio II	0.9	08/2016	09/2017	$21.0 ($20.7)
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)
M/T Ayrton II	2.0	02/2016	03/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.9	08/2016	08/2017	$25.0 ($24.7)
M/T Miltiadis M II	0.8 to 1.0	10/2017	08/2018	$18.0 ($18.0)
M/T Amadeus	2.0	06/2015	08/2017	$17.0 ($16.8)
M/T Atlantas II	1.0	10/2016	12/2017	$13.0 ($12.8)
M/T Atlantas II	0.4 to 0.7	01/2018	07/2018	$11.0 ($10.9)
M/T Amoureux	1.0	04/2017	04/2018	$22.0 ($22.0)
M/T Aktoras	0.8 to 1.0	09/2017	01/2018	$11.0 ($10.9)
M/T Aiolos	0.8 to 1.0	09/2017	07/2018	$11.0 ($10.9)
M/T Amor	0.2	09/2017	01/2018	$14.0 ($13.8)

(d) General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.

(e) Deferred Revenue: As of December 31, 2017 the Partnership had received cash in advance for charter hire relating to revenue earned in a subsequent period from CMTC.